Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Loss and Comprehensive Loss.
REVENUE (note 17)	$ 4,091
COST OF SALES
Operating costs (note 3(t)(i))	1,247
Royalties	111
Cost of sales	1,358
OPERATING MARGIN	2,733
GENERAL AND ADMINISTRATIVE EXPENSES (note 18)	7,207	$ 4,330
EXPLORATION AND EVALUATION EXPENSES (note 19)	15,108	16,302
OTHER EXPENSES (INCOME)
Depreciation (note 8)	154	106
Share based payments (note 23)	2,329	2,523
Interest income and finance costs (note 20)	1,296	3,895
Foreign exchange loss	3,726	1,595
Other (gains) and losses (note 21)	(809)	(1,057)
Other expenses (income)	6,696	7,062
LOSS FOR THE YEAR	26,278	27,694
Items that may in future periods be reclassified to profit or loss:
Foreign currency differences arising on translation of foreign operations	547	(4,577)
Other	14
Items that will not be reclassified to profit or loss:
TOTAL COMPREHENSIVE LOSS	$ 26,839	$ 23,117
Weighted average number of common shares outstanding (millions) - basic	241.4	217.1
Weighted average number of common shares outstanding (millions) - diluted	241.4	217.1
Loss per share - basic	$ 0.11	$ 0.13
Loss per share - diluted	$ 0.11	$ 0.13